The Royce Funds

745 Fifth Avenue New York, NY 10151 (212) 508-4500 (800) 221-4268 e-mail: funds@roycenet.com website: www.roycefunds.com

August 15, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention: Division of Investment Management

Re:	Royce Special Equity Multi-Cap Fund, a series of The Royce Fund (Securities Act Reg. No. 002-80348 and Investment Company Act File No. 811-03599)

Ladies and Gentlemen:

Attached for filing, pursuant to Rule 497 of the Securities Act of 1933, as amended, is an exhibit containing interactive data format risk/return summary information relating to supplements filed as of August 1, 2014, to the prospectuses for Royce Special Equity Multi-Cap Fund, each dated May 1, 2014.

Please direct any further communications relating to this filing to the undersigned at (212) 508-4578.

Very truly yours,

/s/ John E. Denneen

John E. Denneen Secretary